Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 1,282	$ 1,129	$ 924
Other comprehensive income (loss):
Foreign currency translation adjustments	(181)	344	807
Unrealized mark-to-market net loss on hedges	(3)	(28)	(9)
Reclassification of cash flow hedges into earnings	9	1	1
Pension and benefits impact	(159)	(7)	(7)
Other	14
Total other comprehensive income (loss)	(320)	310	792
Total Comprehensive Income, net of tax	962	1,439	1,716
Less: Comprehensive Income-Noncontrolling Interests	100	96	86
Comprehensive Income-Controlling Interests	$ 862	$ 1,343	$ 1,630